Debt (Details Narrative) - USD ($)										1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	May 15, 2027	May 19, 2026	May 18, 2026	May 13, 2026	Mar. 31, 2026	Mar. 13, 2026	Feb. 23, 2026	Jan. 06, 2026	Apr. 30, 2024	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Feb. 23, 2026	Sep. 30, 2025	Sep. 30, 2024	Jan. 15, 2026	Oct. 24, 2025	Apr. 30, 2025	Sep. 29, 2024
Short-Term Debt [Line Items]
Debt instrument description						(i) indebtedness of $785 was exchanged for 107,571 shares of Class A Common Stock at an exchange price of $7.30 per share, (ii) outstanding obligations of $1,425 were partially settled through the issuance of shares having an aggregate value of $615, with the remaining balance to be resolved under a separate agreement, and (iii) outstanding amounts owed under a service agreement, including existing and expected invoices or obligations, were exchanged for 15,000 shares of Class A Common Stock.
Principal amount																				$ 600
Unamortized discount																		$ 330,000
Maturity date, description															December 30, 2026 and January 15, 2027
Net proceeds															$ 621
Holder fund					$ 2,500										2,500
Discount amount					$ 500										500
Legal fees															$ 25
Interest rate, percentage					10.00%										10.00%
Interim payments															$ 33
Principal payment															233
Indebtedness amount															$ 232
Accrued interest
Issuance of shares															169,375
Fair value of the shares issued					$ 376,000										$ 376,000
Common stock no par value					$ 2.22										$ 2.22
Extinguishment of debt																$ 283,000
Proceeds from future receipts																2,139,000
Proceeds from borrowings																1,430,000
Proceeds from notes payable															$ 4,736,000	1,725,000
Repayments of notes payable															2,533,000	119,000		1,215,000	1,749,000
Principal payments																		$ 1,215,000	$ 1,749,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		20,196
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 8.202			$ 8.202	$ 13.90
Proceeds from Issuance of Warrants																		$ 155,000
Remaining principal balance																			$ 4,264,000
Carrying amount																		3,934,000
Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			0
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable																		5,317,000	$ 1,198,000
Notes payable					$ 4,752,000										4,752,000			3,934,000	598,000
Notes payable, noncurrent					31,000										31,000				200,000
Related Party [Member]
Short-Term Debt [Line Items]
Principal amount																			$ 495,000
Maturity date, description																			The notes bear no interest, are unsecured and matured at various dates through November 2024.
Proceeds from notes payable																			$ 450,000
Repayments of notes payable																		330,000	165,000
Notes payable																			330,000
Notes payable, noncurrent					979,000										979,000			1,099,000	$ 1,082,000
Officers and Directors [Member]
Short-Term Debt [Line Items]
Proceeds from borrowings																195,000
Proceeds from notes payable																200,000
Periodic payment																282,000
Unrelated Parties [Member]
Short-Term Debt [Line Items]
Repayments of notes payable															2,533,000	119,000
Board of Directors Chairman [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable																		1,734,000
Notes payable																		$ 2,791,000
Common Class A [Member]
Short-Term Debt [Line Items]
Number of shares converted																		79,868
Debt accrued interest					92,000										92,000
Issuance of shares									950,000									64,280	37,000
Extinguishment of debt															144,000			$ 300,000
Number of value																		$ 661,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																						68,276
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 180.00
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Accrued interest															140,000
Accrued interest																$ 545,000
Convertible Notes Payable [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Issuance of shares																63,180
Minimum [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		0.10
Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			55.0
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			4.7
Minimum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term																			1 year
Maximum [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 20.00
Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			55.6
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																			5.3
Maximum [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term																			2 years
Subsequent Event [Member]
Short-Term Debt [Line Items]
Principal amount			$ 4,000							$ 1,100,000
Number of shares converted			2,500,000
Accrued interest												$ 405,000
Proceeds from future receipts										1,966,000	$ 1,966,000
Proceeds from borrowings										806,000	$ 806,000
Proceeds from notes payable										800,000
Issuance of shares												47,795
Notes payable										$ 1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 10.80
Subsequent Event [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Accrued interest												$ 511,000
Subsequent Event [Member] | Convertible Notes Payable [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Issuance of shares												68,789
Securities Purchase Agreements [Member]
Short-Term Debt [Line Items]
Net proceeds from offering								$ 5,360,000							2,475,000
Securities Purchase Agreements [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Shares issued								220,000
Securities Purchase Agreements [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Legal fees								$ 100,000
Securities Purchase Agreements [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Net proceeds from offering								5,135,000
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Legal fees								$ 100,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument description				Each Additional Note will be issued in minimum tranches of $300 of principal, will bear interest at 10% per annum (18% upon an event of default), will mature four months from its respective issuance date, and will be convertible into shares of the Company’s Class A Common Stock at a price equal to the lesser of (i) the closing price of the Common Stock on the applicable issuance date and (ii) 85% of the lowest 8-day volume-weighted average price immediately prior to and including the date of the applicable conversion notice. Any Additional Notes issued under the IRA will constitute senior secured indebtedness of the Company ranking pari passu with, and secured by the same collateral as, the Original Note. The Company intends to use any proceeds from exercises of the Investment Right for working capital and general corporate purposes.
Principal amount				$ 833
Unamortized discount		$ 400
Net proceeds		1,975
Legal fees		$ 25
Interest rate, percentage				16.667%
Repurchase amount				$ 3,333
Incremental principal				1,000
Principal payments				3,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Principal amount				300
Unamortized discount				3,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal amount				4,000
Unamortized discount				$ 4,000
Purchase and Sale Agreement [Member]
Short-Term Debt [Line Items]
Net proceeds																		$ 2,430,000
Proceeds from future receipts													$ 710,000		1,966,000
Proceeds from borrowings													$ 480,000		806,000
Future receipts purchased, amount																		$ 4,417,000
Bridge Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount					554,000		$ 554,000								554,000		$ 554,000
Unamortized discount					72,000		72,000								72,000		72,000
Purchase price of certain obligations					$ 482,000		482,000								482,000		$ 482,000
Interest rate					12.00%												12.00%
Net proceeds					$ 445,000		$ 445,000
Senior Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount					$ 3,000										$ 3,000
Two Promissory Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest rate, percentage					7.00%										7.00%			7.00%
Principal payments															$ 565,000	$ 0		$ 244,000	$ 854,000
Two Promissory Notes [Member] | Related Party [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Principal payments	$ 979,000
One 7% Promissory Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest rate, percentage					7.00%										7.00%
Notes payable					$ 518,000										$ 518,000
Other 7% Promissory Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest rate, percentage					7.00%										7.00%
Notes payable					$ 1,168,000										$ 1,168,000
One Promissory Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest rate, percentage					7.00%										7.00%			7.00%
Notes payable, noncurrent																		$ 1,099,000
Four Additional Notes Payable [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Principal amount																		$ 1,275,000
Maturity date, description																		The notes mature at various dates from February 2025 to August 2026.
Proceeds from notes payable																		$ 1,152,000
Periodic payment																		103,000
Principal payments																		550,000
Total principal and accrued interest																		$ 616,000
Four Additional Notes Payable [Member] | Common Class A [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Shares issued																		150,000,000
Four Additional Notes Payable [Member] | Minimum [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																		7.00%
Four Additional Notes Payable [Member] | Maximum [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																		12.00%
Two Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument fair value																		$ 212,000
Two Notes Payable [Member] | Common Class A [Member] | Investor [Member]
Short-Term Debt [Line Items]
Shares issued																		34,375,000
6 Promissory Notes [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Principal amount																			1,069,000
Maturity date, description																		The notes mature at various dates through December 2024
Proceeds from notes payable																			1,198,000
Periodic payment																			4,000
Convertible notes payable																			$ 200,000
6 Promissory Notes [Member] | Minimum [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																			6.00%
6 Promissory Notes [Member] | Maximum [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																			76.00%
Convertible Notes [Member] | Common Class A [Member] | Unrelated Investors [Member]
Short-Term Debt [Line Items]
Number of shares converted																			3,004
Number of value																			$ 206,000